Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Loan to Hangzhou Shuige [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1]	$ 1,538,672		$ 423,585		$ 1,983,764
Repayment from Hangzhou Shuige [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1]	1,110,448		423,585		5,889,698
Loan to Liwei Zhang [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1]	319,254		303,075
Repayment from Liwei Zhang [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1]	330,580		362,377
Advance to Baiming Yu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[2]	3,705		1,187,554		17,148
Reimbursement from Baiming Yu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[2]	9,375		644,678
Repayment from Baiming Yu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[2]	692,074
Selling to Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[3]	577,370		1,011,587		16,524
Loan to Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1]	2,716,162		4,943,174		7,356,760
Rent income from Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[4]			52,749		192,636
Repayment from Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[1],[3],[4]	4,036,026		5,105,411		7,371,232
Loan from Xiaoshan Ance [Member]
Related Party Transaction [Line Items]
Nature of related parties	[5]					152,597
Advance to Shuang Wu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[6]	2,054,627		3,467,737		174,800
Repayment from Shuang Wu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[6]	1,159,929		2,022,703		851,143
Advance to Huiyu Chuanggu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[7]	447,927		2,894,499
Reimbursement from Huiyu Chuanggu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[7]	2,077,162		1,397,077
Management service fee to Huiyu Chuanggu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[8]	1,247,508
Rent income from Hangzhou Yuanqi [Member]
Related Party Transaction [Line Items]
Nature of related parties	[4]					3,815
Collection from Hangzhou Yuanqi [Member]
Related Party Transaction [Line Items]
Nature of related parties	[4]			706		3,815
Advance to Ming Zhao [Member]
Related Party Transaction [Line Items]
Nature of related parties	[9]			866
Collection from Ming Zhao [Member]
Related Party Transaction [Line Items]
Nature of related parties			[9]	866	[8]	1,958	[8]
Advance from Hangzhou Yizhiying Information Consulting Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of related parties	[10]					149,606
Repayment to Hangzhou Yizhiying Information Consulting Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of related parties	[10]					61,885
Advance to Qijia Yu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[2]	8,142
Repayment from Qijia Yu [Member]
Related Party Transaction [Line Items]
Nature of related parties	[2]	$ 2,846

[1]	This represented the Group’s interest-free loans, which was due on demand, to these related parties and repayment from these related parties.
[2]	It was the advances which is interest-free and due on demand made to the related parties for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.
[3]	It was the receivable for selling medical consumables to this related party, repayment from this related party.
[4]	It was the receivable and collection for providing rental service to this related party.
[5]	This consisted of the Group’s interest-free loan from this related party for daily operations, which was due on demand.
[6]	This consisted of the Group’s advance to this related party with no fixed term of repayment and interest, and the repayment from this related party.
[7]	This consisted of the advance to this related party for the Group’s initial public offering costs, including legal fees and accounting fees, and the reimbursement of excessive advance payment from this related party.
[8]	It was the management service fee for Huiyu Chuanggu’s intergrated management consulting services during the Company’s IPO process. This fee was charged once at a fixed price only when the Company completed its IPO.
[9]	This consisted of the advance to this related party for the Group’s daily operations.
[10]	This consisted of the Group’s advance from this related party for the Group’s daily operations with no fixed term of repayment and interest.